UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Address of principal executive offices)

Wallace R. Weitz & Company
The Weitz Funds
1125 South 103rd Street, Suite 600
Omaha, Nebraska 68124
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments in Securities December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS — 91.0%

Consumer Discretionary — 25.2%

Broadcasting & Cable TV — 12.2%
Comcast Corp. - CL A Special	1,625,000	$26,243,750
Comcast Corp. - CL A	825,000	13,926,000
Liberty Media Corp. - Entertainment - Series A*	2,000,000	34,960,000
Liberty Global, Inc. - Series C*	2,000,000	30,360,000
Cumulus Media, Inc. - CL A*	1,120,000	2,788,800
Adelphia Recovery Trust, Series ACC-7* #	3,535,000	—

		108,278,550
Retailing — 6.3%
Lowe’s Companies, Inc.	1,300,000	27,976,000
Liberty Media Corp. - Interactive - Series A*	4,500,000	14,040,000
Bed Bath & Beyond, Inc.*	539,000	13,701,380

		55,717,380
Media — 6.7%
The Washington Post Co. - CL B	95,000	37,073,750
News Corp. - CL A	1,500,000	13,635,000
Liberty Media Corp. - Capital - Series A*	2,000,000	9,420,000

		60,128,750

		224,124,680
Financials — 23.8%

Insurance — 14.1%
Berkshire Hathaway, Inc. - CL B*	39,000	125,346,000

Mortgage REIT’s — 4.5%
Redwood Trust, Inc.†	2,560,000	38,169,600
Newcastle Investment Corp.	1,900,000	1,596,000
CBRE Realty Finance, Inc.	1,350,000	243,000

		40,008,600
Diversified Financials — 3.0%
American Express Co. (b)	1,450,000	26,897,500

Banks — 2.2%
Wells Fargo & Co. (b)	652,500	19,235,700

		211,487,800

Health Care — 14.6%

Managed Health Care — 10.1%
WellPoint, Inc.*	1,300,000	54,769,000
UnitedHealth Group, Inc.	1,320,000	35,112,000

		89,881,000

See Notes to the Schedule of Investments

VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Health Care Equipment & Services — 4.5%
Omnicare, Inc.	1,250,000	$34,700,000
Cardinal Health, Inc.	150,000	5,170,500

		39,870,500

		129,751,500
Information Technology — 7.3%

Software & Services — 4.2%
Microsoft Corp.	1,500,000	29,160,000
eBay, Inc.*	600,000	8,376,000

		37,536,000
Technology Hardware & Equipment — 3.1%
Dell, Inc.*	2,650,000	27,136,000

		64,672,000

Industrials — 6.7%

Transportation — 3.7%
United Parcel Service, Inc.	600,000	33,096,000

Industrial Conglomerates — 2.1%
Tyco International Ltd.	850,000	18,360,000

Building Products — 0.9%
USG Corp.*	1,000,000	8,040,000

		59,496,000

Telecommunication Services — 5.5%

Telecommunication Services — 5.5%
Telephone and Data Systems, Inc. - Special	1,720,000	48,332,000

Materials — 4.4%

Materials — 4.4%
Martin Marietta Materials, Inc.	200,000	19,416,000
Vulcan Materials Co.	277,000	19,273,660

		38,689,660

Consumer Staples — 2.5%

Hypermarkets & Super Centers — 2.5%
Wal-Mart Stores, Inc. (b)	400,000	22,424,000

See Notes to the Schedule of Investments

VALUE FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Energy — 1.0%

Energy — 1.0%
ConocoPhillips	89,000	$4,610,200
XTO Energy, Inc.	125,000	4,408,750

		9,018,950

Total Common Stocks (Cost $1,170,882,104)		807,996,590

CORPORATE BONDS — 0.8%

Mohawk Industries, Inc. 5.75% 1/15/11 (Cost $7,059,272)	$8,000,000	7,345,152

SHORT-TERM SECURITIES — 7.8%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 0.65%(a) (Cost $68,854,576)	68,854,576	68,854,576

Total Investments in Securities (Cost $1,246,795,952)		884,196,318
Options Written — (0.2%)		(1,771,685)
Other Assets Less Other Liabilities — 0.6%		5,613,074

Net Assets — 100%		$888,037,707

Net Asset Value Per Share		$18.64

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	January 2009 / $35	91,200	$(4,560)
American Express Co.	January 2009 / $40	150,000	(3,750)
Wal-Mart Stores, Inc.	March 2009 / $57.50	200,000	(564,000)
Wells Fargo & Co.	January 2009 / $32.50	452,500	(339,375)
Wells Fargo & Co.	April 2009 / $30	200,000	(860,000)

Total Options Written (premiums received $5,176,693)			$(1,771,685)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

(b)	Fully or partially pledged on outstanding written options.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

PARTNERS VALUE FUND

Schedule of Investments in Securities
December 31, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — 91.1%

Consumer Discretionary — 34.1%

Broadcasting & Cable TV — 11.7%
Comcast Corp. - CL A Special	1,200,000	$19,380,000
Liberty Global, Inc. - Series C*	1,100,000	16,698,000
Liberty Media Corp. - Entertainment - Series A*	600,000	10,488,000
Discovery Communications, Inc.*	550,000	7,788,000
Adelphia Recovery Trust, Series ACC-7* #	2,310,000	—

		54,354,000
Retailing — 10.6%
Lowe’s Companies, Inc.	725,000	15,602,000
Cabela’s, Inc. - CL A*	2,500,000	14,575,000
Liberty Media Corp. - Interactive - Series A*	3,050,000	9,516,000
HSN, Inc.*	720,000	5,234,400
Ticketmaster*	720,000	4,622,400

		49,549,800
Media — 4.8%
The Washington Post Co. - CL B	47,300	18,458,825
Daily Journal Corp.* †	116,000	3,973,000

		22,431,825
Consumer Durables & Apparel — 3.7%
Mohawk Industries, Inc.*	400,000	17,188,000

Consumer Services — 3.0%
Coinstar, Inc.*	525,000	10,242,750
Interval Leisure Group, Inc.*	720,000	3,880,800

		14,123,550
Education Services — 0.3%
ITT Educational Services, Inc.* (b)	15,000	1,424,700

		159,071,875

Financials — 18.0%

Insurance — 9.3%
Berkshire Hathaway, Inc. - CL B*	10,000	32,140,000
Willis Group Holdings Ltd.	450,000	11,196,000

		43,336,000
Mortgage REIT’s — 5.1%
Redwood Trust, Inc.	1,598,300	23,830,653

See Notes to the Schedule of Investments

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Diversified Financials — 3.6%
American Express Co.(b)	900,000	$16,695,000

		83,861,653

Health Care — 15.8%

Managed Health Care — 10.0%
WellPoint, Inc.*	680,000	28,648,400
UnitedHealth Group, Inc.	680,000	18,088,000

		46,736,400
Health Care Equipment & Services — 5.8%
Omnicare, Inc.	625,000	17,350,000
Laboratory Corporation of America Holdings*	150,000	9,661,500

		27,011,500

		73,747,900
Materials — 8.1%

Materials — 8.1%
Eagle Materials, Inc.	750,000	13,807,500
Vulcan Materials Co.	175,000	12,176,500
Martin Marietta Materials, Inc.	120,000	11,649,600

		37,633,600

Telecommunication Services — 5.7%

Telecommunication Services — 5.7%
Telephone and Data Systems, Inc. - Special	941,600	26,458,960

Information Technology — 4.9%

Technology Hardware & Equipment — 4.1%
Dell, Inc.*	1,850,000	18,944,000

Software & Services — 0.8%
Microsoft Corp.	200,000	3,888,000

		22,832,000

Industrials — 3.9%

Industrial Conglomerates — 2.8%
Tyco International Ltd.	600,000	12,960,000

See Notes to the Schedule of Investments

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Building Products — 1.1%
USG Corp.*	650,000	$5,226,000

		18,186,000

Consumer Staples — 0.6%

Household Products — 0.6%
Energizer Holdings, Inc.*	50,000	2,707,000

Total Common Stocks (Cost $679,876,042)		424,498,988

SHORT-TERM SECURITIES — 7.9%

Wells Fargo Advantage Government Money Market Fund-Institutional Class 0.65%(a) (Cost $36,870,769)	36,870,769	36,870,769

Total Investments in Securities (Cost $716,746,811)		461,369,757
Options Written — (0.1%)		(377,500)
Other Assets Less Other Liabilities — 1.1%		5,124,483

Net Assets — 100%		$466,116,740

Net Asset Value Per Share		$12.31

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	January 2009 / $35	60,000	$(3,000)
American Express Co.	January 2009 / $40	100,000	(2,500)
ITT Educational Services, Inc.	January 2009 / $70	15,000	(372,000)

Total Options Written (premiums received $882,150)			$(377,500)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

(b)	Fully or partially pledged on outstanding written options.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

HICKORY FUND

Schedule of Investments in Securities December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS — 87.5%

Consumer Discretionary — 31.1%

Broadcasting & Cable TV — 12.8%
Liberty Media Corp. - Entertainment - Series A*	280,000	$4,894,400
Comcast Corp. - CL A Special	290,000	4,683,500
Liberty Global, Inc. - Series C*	300,000	4,554,000
Discovery Communications, Inc.*	130,000	1,840,800
Cumulus Media, Inc. - CL A*	620,000	1,543,800
CIBL, Inc.* #	1,005	502,500

		18,019,000
Retailing — 9.7%
Cabela’s, Inc. - CL A*	700,000	4,081,000
Liberty Media Corp. - Interactive - Series A*	1,200,000	3,744,000
Lowe’s Companies, Inc.	160,000	3,443,200
IAC/InterActiveCorp*	100,000	1,573,000
Ticketmaster*	60,000	385,200
HSN, Inc.*	52,500	381,675

		13,608,075
Consumer Durables & Apparel — 3.1%
Mohawk Industries, Inc.*	100,000	4,297,000

Consumer Services — 2.9%
Coinstar, Inc.*	198,000	3,862,980
Interval Leisure Group, Inc.*	50,000	269,500

		4,132,480
Media — 2.6%
News Corp. - CL A	220,000	1,999,800
Liberty Media Corp. - Capital - Series A*	276,300	1,301,373
The Washington Post Co. - CL B	1,000	390,250

		3,691,423

		43,747,978
Financials — 23.6%

Insurance — 16.0%
Berkshire Hathaway, Inc. - CL A*	200	19,320,000
Willis Group Holdings Ltd.	125,000	3,110,000

		22,430,000
Mortgage REIT’s — 5.5%
Redwood Trust, Inc.	500,000	7,455,000
Newcastle Investment Corp.	227,200	190,848
CBRE Realty Finance, Inc.	705,400	126,972

		7,772,820

See Notes to the Schedule of Investments

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Diversified Financials — 2.0%
American Express Co. (b)	150,000	$2,782,500

Thrifts & Mortgage Finance — 0.1%
Tree.com, Inc.*	66,666	173,332

		33,158,652

Health Care — 13.2%

Managed Health Care — 9.8%
WellPoint, Inc.*	200,000	8,426,000
UnitedHealth Group, Inc.	200,000	5,320,000

		13,746,000
Health Care Equipment & Services — 3.4%
Omnicare, Inc.	170,000	4,719,200

		18,465,200

Telecommunication Services — 7.3%

Telecommunication Services — 7.3%
Telephone and Data Systems, Inc. - Special	237,000	6,659,700
LICT Corp.* #	1,005	2,538,630
Level 3 Communications, Inc.*	1,500,000	1,050,000

		10,248,330

Information Technology — 5.3%

Technology Hardware & Equipment — 2.9%
Dell, Inc.*	390,000	3,993,600

Software & Services — 2.4%
ACI Worldwide, Inc.*	210,000	3,339,000
Convera Corp.*	310,000	83,700

		3,422,700

		7,416,300
Materials — 3.6%

Materials — 3.6%
Martin Marietta Materials, Inc.	28,000	2,718,240
Eagle Materials, Inc.	130,000	2,393,300

		5,111,540

See Notes to the Schedule of Investments

HICKORY FUND

Schedule of Investments in Securities, Continued

		Shares	Value

Industrials — 2.6%

Industrial Conglomerates — 2.0%
Tyco International Ltd.		130,000	$2,808,000

Building Products — 0.6%
USG Corp.*		110,000	884,400

			3,692,400

Energy — 0.8%

Energy — 0.8%
ConocoPhillips		20,800	1,077,440

Total Common Stocks (Cost $206,936,346)			122,917,840

SHORT-TERM SECURITIES — 11.1%

Wells Fargo Advantage Government Money Market Fund-Institutional Class 0.65%(a) (Cost $15,687,340)		15,687,340	15,687,340

Total Investments in Securities (Cost $222,623,686)			138,605,180
Options Written — (0.0%)			(4,500)
Other Assets Less Other Liabilities — 1.4%			1,921,498

Net Assets — 100%			$140,522,178

Net Asset Value Per Share			$20.06

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	January 2009 / $35	60,000	$(3,000)
American Express Co.	January 2009 / $40	60,000	(1,500)

Total Options Written (premiums received $544,873)			$(4,500)

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

(b)	Fully or partially pledged on outstanding written options.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS — 101.8%

Consumer Discretionary — 34.8%

Broadcasting & Cable TV — 14.6%
Liberty Media Corp. - Entertainment - Series A* (b)	400,000	$6,992,000
Comcast Corp. - CL A	360,000	6,076,800
Liberty Global, Inc. - Series C* (b)	320,000	4,857,600
Discovery Communications, Inc.*	200,000	2,832,000
Cumulus Media, Inc. - CL A*	485,600	1,209,144

		21,967,544
Retailing — 9.6%
Liberty Media Corp. - Interactive - Series A* (b)	1,400,000	4,368,000
Cabela’s, Inc. - CL A* (b)	700,000	4,081,000
Lowe’s Companies, Inc.	170,000	3,658,400
IAC/InterActiveCorp*	100,000	1,573,000
HSN, Inc.*	53,000	385,310
Ticketmaster*	60,000	385,200

		14,450,910
Media — 4.6%
News Corp. - CL A	320,000	2,908,800
The Washington Post Co. - CL B(b)	6,000	2,341,500
Liberty Media Corp. - Capital - Series A* (b)	376,300	1,772,373

		7,022,673
Consumer Durables & Apparel — 3.1%
Mohawk Industries, Inc.* (b)	110,000	4,726,700

Consumer Services — 2.9%
Coinstar, Inc.*	208,146	4,060,928
Interval Leisure Group, Inc.*	50,000	269,500

		4,330,428

		52,498,255
Financials — 26.3%

Insurance — 17.6%
Berkshire Hathaway, Inc. - CL A* (b)	130	12,558,000
Berkshire Hathaway, Inc. - CL B* (b)	3,300	10,606,200
Willis Group Holdings Ltd.	135,000	3,358,800

		26,523,000

See Notes to the Schedule of Investments

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Mortgage REIT’s — 5.6%
Redwood Trust, Inc.(b)	550,000	$8,200,500
Newcastle Investment Corp.	220,000	184,800
CBRE Realty Finance, Inc.	117,000	21,060

		8,406,360
Diversified Financials — 3.1%
American Express Co.(b)	250,000	4,637,500

		39,566,860

Health Care — 13.3%

Managed Health Care — 10.0%
WellPoint, Inc.* (b)	230,000	9,689,900
UnitedHealth Group, Inc.	200,000	5,320,000

		15,009,900
Health Care Equipment & Services — 3.3%
Omnicare, Inc.(b)	180,000	4,996,800

		20,006,700

Information Technology — 11.4%

Software & Services — 8.2%
Microsoft Corp.	240,000	4,665,600
ACI Worldwide, Inc.*	210,000	3,339,000
Google, Inc. - CL A* (b)	8,000	2,461,200
eBay, Inc.*	70,000	977,200
Intelligent Systems Corp.* # †	881,999	926,099
Convera Corp.*	280,000	75,600

		12,444,699
Technology Hardware & Equipment — 3.2%
Dell, Inc.*	440,000	4,505,600
Continental Resources#	700	280,000

		4,785,600

		17,230,299
Telecommunication Services — 5.4%

Telecommunication Services — 5.4%
Telephone and Data Systems, Inc. - Special(b)	252,000	7,081,200
Level 3 Communications, Inc.*	1,500,000	1,050,000

		8,131,200

See Notes to the Schedule of Investments

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Materials — 4.6%

Materials — 4.6%
Eagle Materials, Inc.	190,000	$3,497,900
Martin Marietta Materials, Inc.	35,000	3,397,800

		6,895,700

Industrials — 4.3%

Industrial Conglomerates — 2.0%
Tyco International Ltd.	140,000	3,024,000

Transportation — 1.8%
Burlington Northern Santa Fe Corp.(b)	35,000	2,649,850

Building Products — 0.5%
USG Corp.*	100,000	804,000

		6,477,850

Energy — 1.7%

Energy — 1.7%
ConocoPhillips	30,000	1,554,000
XTO Energy, Inc.(b)	20,000	705,400
United States Oil Fund LP*	10,000	331,100

		2,590,500

Total Common Stocks (Cost $232,169,765)		153,397,364

CORPORATE BONDS — 1.2%

Mohawk Industries, Inc. 5.75% 1/15/11 (Cost $1,747,870)	$2,000,000	1,836,288

SHORT-TERM SECURITIES — 0.0%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 0.65%(a) (Cost $68,759)	68,759	68,759

Total Investments in Securities (Cost $233,986,394)		155,302,411
Due From Broker(b) — 18.3%		27,514,806
Securities Sold Short — (22.9%)		(34,522,500)
Options Written — (0.1%)		(141,250)
Other Assets Less Other Liabilities — 1.7%		2,567,937

Net Assets — 100%		$150,721,404

Net Asset Value Per Share		$6.16

See Notes to the Schedule of Investments

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

SECURITIES SOLD SHORT

The DIRECTV Group, Inc.	90,000	$(2,061,900)
Ishares Barclays 20+ Year Treasury Bond Fund	20,000	(2,387,000)
Ishares Dow Jones U.S. Real Estate Fund	60,000	(2,233,800)
Ishares Russell 2000 Fund	220,000	(10,839,400)
Ishares Russell 2000 Value Fund	200,000	(9,834,000)
Ishares Russell Midcap Fund	120,000	(7,166,400)

Total Securities Sold Short (proceeds $55,579,574)		$(34,522,500)

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

American Express Co.	January 2009 / $35	80,000	$(4,000)
American Express Co.	January 2009 / $40	80,000	(2,000)
Burlington Northern Santa Fe Corp.	January 2009 / $85	25,000	(2,500)
XTO Energy, Inc.	January 2009 / $30	20,000	(114,000)

			(122,500)

Put Options

Burlington Northern Santa Fe Corp.	January 2009 / $75	10,000	(18,750)

Total Options Written (premiums received $1,090,447)			$(141,250)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

BALANCED FUND

Schedule of Investments in Securities December 31, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS — 60.9%

Consumer Discretionary — 20.1%

Broadcasting & Cable TV — 8.0%
Comcast Corp. - CL A	70,000	$1,181,600
Discovery Communications, Inc.*	75,000	1,062,000
Liberty Media Corp. - Entertainment - Series A*	60,000	1,048,800
Liberty Global, Inc. - Series C*	65,000	986,700

		4,279,100
Retailing — 4.2%
Bed Bath & Beyond, Inc.*	25,000	635,500
Liberty Media Corp. - Interactive - Series A*	190,000	592,800
Cabela’s, Inc. - CL A*	99,600	580,668
Ticketmaster*	50,000	321,000
HSN, Inc.*	13,000	94,510

		2,224,478
Media — 2.9%
The Washington Post Co. - CL B	2,000	780,500
News Corp. - CL A	75,000	681,750
Liberty Media Corp. - Capital - Series A*	21,000	98,910

		1,561,160
Consumer Services — 2.5%
Coinstar, Inc.*	64,400	1,256,444
Interval Leisure Group, Inc.*	13,000	70,070

		1,326,514
Consumer Durables & Apparel — 1.6%
Mohawk Industries, Inc.*	20,000	859,400

Education Services — 0.9%
ITT Educational Services, Inc.*	5,000	474,900

		10,725,552

Health Care — 10.2%

Health Care Equipment & Services — 5.4%
Omnicare, Inc.	45,000	1,249,200
Laboratory Corporation of America Holdings*	17,500	1,127,175
Cardinal Health, Inc.	15,000	517,050

		2,893,425

See Notes to the Schedule of Investments

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Managed Health Care — 4.8%
WellPoint, Inc.*	35,000	$1,474,550
UnitedHealth Group, Inc.	40,000	1,064,000

		2,538,550

		5,431,975
Financials — 8.8%

Insurance — 5.8%
Berkshire Hathaway, Inc. - CL B*	725	2,330,150
Willis Group Holdings Ltd.	30,000	746,400

		3,076,550
Mortgage REIT’s — 1.5%
Redwood Trust, Inc.	50,000	745,500
Newcastle Investment Corp.	62,868	52,809

		798,309
Diversified Financials — 1.5%
American Express Co.	42,000	779,100

		4,653,959

Materials — 6.6%

Materials — 6.6%
Martin Marietta Materials, Inc.	16,500	1,601,820
Eagle Materials, Inc.	45,000	828,450
Vulcan Materials Co.	11,000	765,380
Cemex, S.A.B. de C. V. - Sponsored ADR	35,000	319,900

		3,515,550

Information Technology — 5.2%

Software & Services — 3.7%
Microsoft Corp.	60,000	1,166,400
ACI Worldwide, Inc.*	50,000	795,000

		1,961,400
Technology Hardware & Equipment — 1.5%
Dell, Inc.*	80,000	819,200

		2,780,600

Telecommunication Services — 2.9%

Telecommunication Services — 2.9%
Telephone and Data Systems, Inc. - Special	55,000	1,545,500

See Notes to the Schedule of Investments

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Industrials — 2.6%

Transportation — 2.1%
United Parcel Service, Inc.	20,000	$1,103,200

Industrial Conglomerates — 0.5%
Tyco International Ltd.	13,000	280,800

		1,384,000

Consumer Staples — 2.3%

Hypermarkets & Super Centers — 1.2%
Wal-Mart Stores, Inc.	12,000	672,720

Food Beverage & Tobacco — 1.1%
Diageo PLC - Sponsored ADR	10,000	567,400

		1,240,120

Energy — 2.2%

Energy — 2.2%
XTO Energy, Inc.	15,000	529,050
Apache Corp.	2,150	160,239
ConocoPhillips	3,000	155,400
EOG Resources, Inc.	2,300	153,134
Devon Energy Corp.	2,300	151,133

		1,148,956

Total Common Stocks (Cost $48,643,733)		32,426,212

CONVERTIBLE PREFERRED STOCKS — 0.1%

Six Flags, Inc. 7.25% 8/15/09 (Cost $698,995)	30,000	21,600

CORPORATE BONDS — 11.3%

The Washington Post Co. 5.5% 2/15/09	$755,000	757,735
Wells Fargo & Co. 3.98% 10/29/10	250,000	248,115
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	304,454
Mohawk Industries, Inc. 5.75% 1/15/11	400,000	367,258
Time Warner Cable, Inc. 5.4% 7/02/12	250,000	233,618
Wells Fargo & Co. 4.375% 1/31/13	750,000	735,087
Liberty Media LLC 5.7% 5/15/13	750,000	495,433

See Notes to the Schedule of Investments

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

CORPORATE BONDS — 11.3% (continued)

Texas Industries, Inc. 7.25% 7/15/13	$250,000	$194,375
American Express Credit Corp. 7.3% 8/20/13	500,000	512,293
Host Hotels & Resorts LP 6.875% 11/01/14	500,000	387,500
Level 3 Financing, Inc. 9.25% 11/01/14	750,000	438,750
Comcast Corp. 6.5% 1/15/15	300,000	295,241
Harrah’s Operating Co., Inc. 10.0% 12/15/15(c)	125,000	53,125
Comcast Corp. 4.95% 6/15/16	193,000	174,239
USG Corp. 6.3% 11/15/16	800,000	494,000
Martin Marietta Materials, Inc. 6.6% 4/15/18	400,000	298,405

Total Corporate Bonds (Cost $6,478,386)		5,989,628

MORTGAGE-BACKED SECURITIES — 21.6%(b)

Federal Home Loan Mortgage Corporation — 11.5%

2665 CL WY — 4.5% 2027 (0.5 years)	708,385	711,033
2548 CL HB — 4.5% 2010 (0.9 years)	750,000	761,679
3028 CL MB — 5.0% 2026 (1.0 years)	357,256	362,283
2975 CL OD — 5.5% 2027 (1.2 years)	800,000	821,945
2926 CL AB — 5.0% 2019 (1.6 years)	666,765	679,397
2831 CL AB — 5.0% 2018 (1.8 years)	280,552	286,134
2542 CL LD — 5.0% 2022 (2.3 years)	897,133	914,202
2627 CL LE — 3.0% 2017 (2.3 years)	753,891	738,210
3209 CL TU — 5.0% 2017 (3.2 years)	830,877	859,960

		6,134,843

Federal National Mortgage Association — 8.2%

2003-87 CL JA — 4.25% 2033 (0.0 years)	5,473	5,462
2003-87 CL TG — 4.5% 2014 (0.6 years)	460,000	463,761
2002-55 CL VA — 5.5% 2013 (1.0 years)	227,872	232,834
2003-4 CL PD — 5.0% 2016 (1.1 years)	800,000	813,303
2005-59 CL PB — 5.5% 2028 (1.2 years)	650,000	667,450
2003-83 CL VA — 5.5% 2014 (1.8 years)	261,650	270,058
2006-78 CL AV — 6.5% 2017 (2.3 years)	622,736	648,622
2002-91 CL QG — 5.0% 2018 (3.7 years)	750,000	760,497
2003-9 CL DB — 5.0% 2018 (4.7 years)	500,000	504,889

		4,366,876

See Notes to the Schedule of Investments

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Other — 1.9%

CDMC 2003-7P CL A4 — 3.37% 2017 (Adjustable Rate) (3.5 years)(c)	$821,460	$731,862
Chase 2004-S1 CL A6 — 4.5% 2019 (4.5 years)	322,811	281,879

		1,013,741

Total Mortgage-Backed Securities (Cost $11,330,840)		11,515,460

TAXABLE MUNICIPAL BONDS — 0.6%

University of California 4.85% 5/15/13 (Cost $298,248)	300,000	312,528

U.S. TREASURY — 3.5%

U.S. Treasury Inflation-Indexed Note 1.375% 7/15/18 (Cost $1,835,398)	2,009,320	1,879,813

SHORT-TERM SECURITIES — 1.7%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 0.65% (Cost $927,156)(a)	927,156	927,156

Total Investments in Securities (Cost $70,212,756)		53,072,397
Other Assets Less Other Liabilities — 0.3%		174,198

Net Assets — 100%		$53,246,595

Net Asset Value Per Share		$7.78

*	Non-income producing

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

(b)	Number of years indicated represents estimated average life of mortgage-backed securities.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities December 31, 2008 (Unaudited)

	Principal amount	Value

MUNICIPAL BONDS — 95.7%

Alaska — 0.9%
University of Alaska, University Revenue, Series J, FSA Insured, 5.0%, 10/01/17	$500,000	$501,290

Illinois — 4.1%
Cook County, General Obligation, Refunding, Series A, 5.0%, 11/15/16	1,000,000	1,012,050
Illinois Health Facility Authority, Revenue, Series A, Evangelical
Hospital Corp., Escrowed to Maturity, 6.75%, 4/15/12	155,000	165,478
Illinois State, General Obligation, FGIC Insured, 5.0%, 3/01/19	500,000	506,465
Illinois State, Sales Tax Revenue, Series Z, 5.0%, 6/15/19	500,000	510,110

		2,194,103
Minnesota — 0.1%
Minnesota State Housing Financial Agency, Single Family Mortgage,
Series D, 6.0%, 1/01/16	40,000	40,041

Missouri — 1.4%
Joplin, Industrial Development Authority, Revenue, Series A,
Catholic Health Initiatives, 5.125%, 12/01/15	750,000	753,232

Nebraska — 84.1%
Adams County, Hospital Authority #1, Revenue, Mary Lanning
Memorial Hospital Project, Radian Insured
4.25%, 12/15/16	250,000	241,375
4.4%, 12/15/17	250,000	239,725
5.3%, 12/15/18	700,000	688,513
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series A, 4.5%, 6/15/12	500,000	495,470
Series B, 4.65%, 6/15/12	500,000	490,820
Douglas County, Educational Facility Revenue, Series A, Creighton
University Project, FGIC Insured, 3.5%, 9/01/12	255,000	255,454
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health - Immanuel, AMBAC Insured, 5.125%, 9/01/17	250,000	228,122
Quality Living Inc. Project, 4.7%, 10/01/17	255,000	186,142
Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, 4.75%, 9/01/28	500,000	428,105
Children’s Hospital Obligated Group, 5.25%, 8/15/20	1,000,000	895,290
Children’s Hospital Obligated Group, 5.5%, 8/15/21	1,000,000	895,780
Lakeside Village Project, 5.125%, 12/15/22	500,000	402,025
Nebraska Medical Center Project, 5.0%, 11/15/14	380,000	375,379
Nebraska Medical Center Project, 5.0%, 11/15/15	295,000	287,705

See Notes to the Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 84.1% (continued)
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, 5.5%, 11/01/18	$500,000	$467,485
Douglas County, Millard School District #17, Refunding,
FSA Insured, 4.0%, 11/15/13	500,000	527,410
MBIA Insured, 4.3%, 11/15/14	500,000	505,580
4.75%, 6/15/17	490,000	491,107
Douglas County, Ralston Public School District #54, FSA Insured,
5.125%, 12/15/21	500,000	508,760
5.2%, 12/15/26	500,000	500,940
Douglas County, Sanitary & Improvement District #206,
Eldorado/Farmington, 5.75%, 12/01/14	195,000	187,253
Douglas County, Zoo Facility Revenue, Refunding, Omaha’s
Henry Doorly Zoo Project,
4.2%, 9/01/16	600,000	594,000
4.75%, 9/01/17	200,000	199,500
Gage County, Hospital Authority #1, Revenue, Beatrice Community
Hospital & Health Project, 5.35%, 5/01/19	500,000	495,930
Grand Island, Electric Revenue, MBIA Insured,
5.0%, 8/15/14	500,000	520,755
5.125%, 8/15/16	500,000	522,240
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC
Insured, 4.1%, 9/01/14	480,000	472,589
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured,
3.3%, 4/01/13	870,000	886,260
3.45%, 4/01/14	650,000	661,264
Hastings, Electric System Revenue, Refunding, FSA Insured, 5.0%, 1/01/19	750,000	776,265
Lancaster County, Hospital Authority #1, Revenue, Refunding,
Bryan LGH Medical Center,
4.0%, 6/01/10	380,000	380,232
Series A, 5.0%, 6/01/16	500,000	488,930
Series A, 5.0%, 6/01/17	500,000	480,710
Series B-2, LOC - U.S. Bank, 1.3%, 6/01/31 (Variable Rate Demand Note)	250,000	250,000
Lincoln, Airport Authority Revenue, Refunding, 5.2%, 7/01/19	200,000	200,342
Lincoln, Electric System Revenue, Refunding,
5.0%, 9/01/10	500,000	526,720
5.0%, 9/01/18	1,000,000	1,068,550
Lincoln, General Obligation, Highway Allocation Fund, 4.0%, 5/15/23	1,000,000	924,350
Lincoln, Parking Revenue, Refunding, Series A, 5.375%, 8/15/14	250,000	255,080

See Notes to the Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 84.1% (continued)
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured, 5.0%, 6/15/16	$885,000	$935,348
Lincoln, Water Revenue, 5.0%, 8/15/22	800,000	807,072
NEBHELP, Inc., Revenue, Series A-5A, AMT, 6.2%, 6/01/13	325,000	337,285
Nebraska Educational Financial Authority, Revenue, Refunding,
Hastings College Project, 5.05%, 12/01/23	500,000	447,225
Nebraska Wesleyan University Project, Radian Insured,
5.15%, 4/01/22	1,000,000	927,500
Nebraska Educational Telecommunications Commission,
Revenue, DTV Project, 6.0%, 2/01/10	455,000	467,426
Nebraska Investment Financial Authority, Revenue, Series A,
Drinking Water State Revolving Fund, 5.15%, 1/01/16	200,000	200,934
Nebraska Investment Financial Authority, Health Facility Revenue,
Hospital Revenue, Great Plains Regional Medical Center
Project, Radian Insured, 5.0%, 11/15/14	250,000	250,200
Hospital Revenue, Great Plains Regional Medical Center
Project, Radian Insured, 5.45%, 11/15/17	455,000	448,685
Nebraska Investment Financial Authority, Single Family
Housing Revenue, Series C, AMT
4.05%, 3/01/12	285,000	281,306
4.05%, 9/01/12	340,000	333,458
4.125%, 3/01/13	375,000	364,103
Nebraska Public Power District, Revenue,
Series A, 5.0%, 1/01/17, Pre-Refunded 1/01/09 @ 101	1,000,000	1,010,000
Series A, 5.125%, 1/01/18, Pre-Refunded 1/01/09 @ 101	425,000	429,250
Series B, 5.0%, 1/01/21	1,000,000	1,012,430
Nebraska State Colleges Facility Corp., Deferred Maintenance
Revenue, MBIA Insured,
4.25%, 7/15/15	405,000	416,263
5.0%, 7/15/16	200,000	213,278
4.0%, 7/15/17	200,000	195,732
Nebraska Utilities Corp., Revenue, University of Nebraska
Lincoln Project, 5.25%, 1/01/19	750,000	788,603
Omaha, Douglas County, General Obligation, Public Building
Commission, 5.1%, 5/01/20	750,000	776,745
Omaha, General Obligation, Refunding,
3.75%, 6/01/14	1,000,000	1,056,860
5.25%, 10/15/19	250,000	280,083

See Notes to the Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 84.1% (continued)
Omaha, Public Facilities Corp., Lease Revenue, Series C,
Rosenblatt Stadium Project,
3.9%, 10/15/17	$235,000	$244,163
3.95%, 10/15/18	240,000	245,537
Omaha Public Power District, Electric Revenue,
Series A, 4.3%, 2/01/12, Pre-Refunded 2/01/10 @ 100	500,000	517,640
Series A, 5.0%, 2/01/17, Pre-Refunded 2/01/10 @ 100	400,000	417,124
Series A, Escrowed to Maturity, 7.625%, 2/01/12	410,000	446,670
Series A, 4.25%, 2/01/18	900,000	915,030
Series A, 4.1%, 2/01/19	1,000,000	999,230
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	852,570
Series C, 5.5%, 2/01/14	280,000	301,109
Omaha, Sanitary Sewer Revenue, MBIA Insured,
4.0%, 11/15/12	520,000	550,477
4.0%, 11/15/14	250,000	265,715
Papillion, General Obligation, Bond Anticipation Notes,
Series A, 3.7%, 6/01/09	700,000	701,372
Papillion, Water Revenue System, Bond Anticipation Notes,
Series C, 3.0%, 6/15/11	500,000	501,900
Platte County, Hospital Authority #1, Revenue, Columbus
Community Hospital Project, Radian Insured, 5.9%, 5/01/15	250,000	246,095
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A, AMBAC Insured, 5.0%, 1/01/18	750,000	783,158
Sarpy County, General Obligation, Sanitary & Improvement
District #111, Stoneybrook, 5.9%, 3/15/13	300,000	300,348
Sarpy County, General Obligation, Sanitary & Improvement
District #112, Leawood Oaks III, 6.2%, 2/15/14	105,000	105,134
Southern Nebraska Public Power District, Electric System Revenue, AMBAC Insured, 4.625%, 9/15/21	1,000,000	987,170
University of Nebraska, Facilities Corp., Lease Rental Revenue,
UNMC Sorell Center Project, 4.0%, 4/15/11	1,000,000	1,044,530
University of Nebraska, University Revenue,
Lincoln Student Fees and Facilities, 4.6%, 7/01/17	570,000	591,512
Omaha Health & Recreation Project, 4.05%, 5/15/19	390,000	385,203
Omaha Health & Recreation Project, 5.0%, 5/15/33	700,000	658,644
Omaha Student Facilities Project, 4.5%, 5/15/16	565,000	607,155
Omaha Student Facilities Project, 5.0%, 5/15/27	800,000	789,544
Refunding, Lincoln Parking Project, 4.0%, 6/01/17	1,070,000	1,108,327

		45,547,300

See Notes to the Schedule of Investments

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Puerto Rico — 1.8%
Commonwealth,
General Obligation, Refunding, FGIC Insured, 5.5%, 7/01/11	$990,000	$975,180

Texas — 1.5%
San Antonio, Electric & Gas Revenue, Series A
5.0%, 2/01/18	325,000	328,773
5.0%, 2/01/18, Pre-Refunded 2/01/09 @ 101	175,000	177,394
5.25%, 2/01/14	320,000	324,413

		830,580
Washington — 1.8%
Washington State, General Obligation, Variable Purpose,
Series B, 5.0%, 1/01/19	1,000,000	1,001,720

Total Municipal Bonds (Cost $52,329,405)		51,843,446

SHORT-TERM SECURITIES — 3.1%

Wells Fargo National Advantage Tax-Free Money Market Fund –Institutional Class 1.27%(a) (Cost $1,702,506)	1,702,506	1,702,506

Total Investments in Securities (Cost $54,031,911)		53,545,952
Other Assets Less Other Liabilities — 1.2%		626,796

Net Assets — 100.0%		$54,172,748

Net Asset Value Per Share		$9.75

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities December 31, 2008 (Unaudited)

	Principal amount	Value

CORPORATE BONDS — 25.6%

Liberty Media Corp. 7.875% 7/15/09	$500,000	$490,307
WellPoint, Inc. 4.25% 12/15/09	1,124,000	1,081,155
Wells Fargo & Co. 3.98% 10/29/10	1,750,000	1,736,805
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	380,567
Mohawk Industries, Inc. 5.75% 1/15/11	3,695,000	3,392,542
WellPoint, Inc. 5.0% 1/15/11	1,000,000	945,590
AT&T Corp. 7.3% 11/15/11	2,000,000	2,079,266
Time Warner Cable, Inc. 5.4% 7/02/12	2,000,000	1,868,942
American Express Centurion Bank 5.55% 10/17/12	2,000,000	1,901,476
Wells Fargo & Co. 4.375% 1/31/13	4,000,000	3,920,464
Berkshire Hathaway Finance Corp. 4.6% 5/15/13	3,000,000	3,002,877
Liberty Media LLC 5.7% 5/15/13	1,625,000	1,073,438
Texas Industries, Inc. 7.25% 7/15/13	1,250,000	971,875
American Express Credit Corp. 7.3% 8/20/13	2,200,000	2,254,091
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	993,336
Host Hotels & Resorts LP 6.875% 11/01/14	2,500,000	1,937,500
Level 3 Financing, Inc. 9.25% 11/01/14	2,000,000	1,170,000
Berkshire Hathaway Finance Corp. 4.85% 1/15/15	1,500,000	1,504,475
Comcast Corp. 6.5% 1/15/15	2,081,000	2,047,989
Harrah’s Operating Co., Inc. 10.0% 12/15/15(c)	375,000	159,375
Goldman Sachs Group, Inc. 5.35% 1/15/16	2,000,000	1,829,054
Comcast Corp. 4.95% 6/15/16	675,000	609,385
USG Corp. 6.3% 11/15/16	2,000,000	1,235,000
Martin Marietta Materials, Inc. 6.6% 4/15/18	2,600,000	1,939,634

Total Corporate Bonds (Cost $39,244,427)		38,525,143

MORTGAGE-BACKED SECURITIES — 43.7%(b)

Federal Home Loan Mortgage Corporation — 22.7%

3125 CL A — 5.125% 2013 (0.0 years)	106,473	106,362
2878 CL TB — 5.5% 2024 (0.3 years)	1,070,099	1,076,593
2665 CL WY — 4.5% 2027 (0.5 years)	3,778,052	3,792,179
2921 CL A — 5.5% 2018 (0.6 years)	1,664,294	1,682,412
2548 CL HB — 4.5% 2010 (0.9 years)	4,250,000	4,316,181
2692 CL QT — 4.5% 2018 (0.9 years)	1,984,112	2,001,357
3200 CL AD — 5.5% 2029 (1.0 years)	3,270,650	3,337,854
2765 CL JN — 4.0% 2019 (1.0 years)	1,197,331	1,204,332

See Notes to the Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal Home Loan Mortgage Corporation — 22.7% (continued)

2743 CL HC — 4.5% 2015 (1.1 years)	$3,000,000	$3,036,424
2975 CL OD — 5.5% 2027 (1.2 years)	2,700,000	2,774,063
R011 CL AB — 5.5% 2020 (1.4 years)	2,397,451	2,459,555
R009 CL AJ — 5.75% 2018 (1.4 years)	1,731,478	1,769,018
2831 CL AB — 5.0% 2018 (1.8 years)	1,122,210	1,144,536
2627 CL LE — 3.0% 2017 (2.3 years)	1,319,309	1,291,868
2999 CL NB — 4.5% 2017 (2.6 years)	4,000,000	4,074,821

		34,067,555

Federal National Mortgage Association — 15.8%

2003-87 CL JA — 4.25% 2033 (0.0 years)	23,095	23,051
2003-81 CL NX — 3.5% 2013 (0.2 years)	189,173	188,985
2002-74 CL TC — 5.0% 2015 (0.2 years)	70,551	70,594
2003-87 CL TE — 4.0% 2013 (0.2 years)	353,400	353,499
2003-20 CL QC — 5.0% 2027 (0.3 years)	566,627	569,430
2002-74 CL TD — 5.0% 2015 (0.7 years)	4,000,000	4,049,621
2003-113 CL PC — 4.0% 2015 (0.9 years)	1,010,000	1,016,164
2005-59 CL PB — 5.5% 2028 (1.2 years)	2,000,000	2,053,691
2004-81 CL KC — 4.5% 2017 (1.6 years)	3,000,000	3,044,057
2003-43 CL EX — 4.5% 2017 (2.0 years)	690,125	701,125
2003-16 CL PD — 5.0% 2016 (2.0 years)	1,000,000	1,021,610
2003-39 CL LC — 5.0% 2022 (2.1 years)	1,046,567	1,064,633
2006-78 CL AV — 6.5% 2017 (2.3 years)	1,969,505	2,051,376
2003-27 CL DW — 4.5% 2017 (2.3 years)	1,000,000	1,018,814
2003-92 CL PD — 4.5% 2017 (2.6 years)	2,500,000	2,550,321
2003-9 CL DB — 5.0% 2018 (4.7 years)	1,000,000	1,009,777
2003-24 CL BC — 5.0% 2018 (4.9 years)	3,000,000	3,029,466

		23,816,214

Other — 5.2%

GNR 2004-80 CL GC — 5.0% 2031 (1.6 years)	3,000,000	3,038,486
CDMC 2003-7P CL A4 — 3.37% 2017 (Adjustable Rate) (3.5 years)(c)	2,464,380	2,195,585
WAMU 2003-S7 CL A1 — 4.5% 2018 (3.9 years)	1,040,843	1,012,922
Chase 2004-S1 CL A6 — 4.5% 2019 (4.5 years)	398,160	347,673
CMSI 2003-11 CL 2A1 — 5.5% 2033 (4.9 years)	1,357,007	1,192,836

		7,787,502

Total Mortgage-Backed Securities (Cost $64,773,124)		65,671,271

See Notes to the Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

MORTGAGE PASS-THROUGH SECURITIES — 8.2%(b)

Federal National Mortgage Association — 7.4%

256982 — 6.0% 2017 (1.5 years)	$1,175,110	$1,222,836
888439 — 5.5% 2022 (1.7 years)	2,875,077	2,966,694
254863 — 4.0% 2013 (1.9 years)	430,027	436,189
255291 — 4.5% 2014 (2.2 years)	587,141	601,790
254907 — 5.0% 2018 (2.8 years)	1,127,865	1,164,495
251787 — 6.5% 2018 (2.9 years)	31,800	33,324
888595 — 5.0% 2022 (3.1 years)	3,169,999	3,260,570
357985 — 4.5% 2020 (3.3 years)	1,375,639	1,410,215

		11,096,113

Federal Home Loan Mortgage Corporation — 0.8%

18190 — 5.5% 2022 (2.4 years)	757,073	780,918
1386 — 5.0% 2018 (2.7 years)	359,074	371,319

		1,152,237

Total Mortgage Pass-Through Securities (Cost $11,864,530)		12,248,350

TAXABLE MUNICIPAL BONDS — 5.6%

Topeka, Kansas 4.5% 8/15/09	1,135,000	1,150,459
Stratford, Connecticut 6.55% 2/15/13	500,000	521,560
University of California 4.85% 5/15/13	990,000	1,031,342
Nebraska Public Power District 5.14% 1/01/14	1,000,000	1,000,430
Los Angeles, CA Cmty Dev 6.0% 9/01/14	2,275,000	2,234,278
Los Angeles, CA Cmty Dev 6.0% 9/01/15	1,220,000	1,180,972
Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,249,613

Total Taxable Municipal Bonds (Cost $8,551,246)		8,368,654

U.S. TREASURY AND GOVERNMENT AGENCY — 9.6%

U.S. Treasury — 1.9%

U.S. Treasury Inflation-Indexed Note 1.375% 7/15/18	3,013,980	2,819,720

See Notes to the Schedule of Investments

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Government Agency — 7.7%

Freddie Mac 3.25% 7/09/09	$1,000,000	$1,013,556
Federal Home Loan Banks 4.16% 12/08/09	900,000	929,457
Fannie Mae 4.125% 4/28/10	2,000,000	2,080,248
Freddie Mac 4.125% 6/16/10	1,000,000	1,042,420
Freddie Mac 5.5% 9/15/11	1,000,000	1,109,236
Federal Home Loan Banks 5.2% 5/21/12	2,000,000	2,032,700
Freddie Mac 5.0% 11/13/14	3,000,000	3,382,347

		11,589,964

Total U.S. Treasury and Government Agency (Cost $13,614,393)		14,409,684

COMMON STOCKS — 0.7%

Redwood Trust, Inc.	64,265	958,191
Newcastle Investment Corp.	45,000	37,800

Total Common Stocks (Cost $2,881,918)		995,991

CONVERTIBLE PREFERRED STOCKS — 0.0%

Six Flags, Inc. 7.25% 8/15/09 (Cost $814,492)	35,000	25,200

SHORT-TERM SECURITIES — 5.7%

Wells Fargo Advantage Government Money Market Fund- Institutional Class 0.65%(a) (Cost $8,635,550)	8,635,550	8,635,550

Total Investments in Securities (Cost $150,379,680)		148,879,843
Other Assets Less Other Liabilities — 0.9%		1,294,484

Net Assets — 100%		$150,174,327

Net Asset Value Per Share		$11.29

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

(b)	Number of years indicated represents estimated average life of mortgage-backed securities.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

GOVERNMENT MONEY MARKET FUND

Schedule of Investments in Securities
December 31, 2008
(Unaudited)

	Principal amount or shares	Value

GOVERNMENT AGENCY — 39.1%†

Freddie Mac Discount Note 1.1% 3/10/09	$15,000,000	$14,968,833
Federal Home Loan Banks Discount Note 2.6% 3/16/09	15,000,000	14,922,300
Fannie Mae Discount Note 0.4% 5/20/09	15,000,000	14,974,517

Total Government Agency		44,865,650

SHORT-TERM SECURITIES — 60.8%

Wells Fargo Advantage 100% Treasury Money Market Fund – Service Class 0.05%(a)	39,684,745	39,684,745
Wells Fargo Advantage Government Money Market Fund – Institutional Class 0.65%(a)	30,193,396	30,193,396

Total Short-Term Securities		69,878,141

Total Investments in Securities (Cost $114,743,791)		114,743,791
Other Assets Less Other Liabilities — 0.1%		162,083

Net Assets — 100%		$114,905,874

Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.

(a)	Rate presented represents the annualized 7-day yield at December 31, 2008.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security. Current and future portfolio holdings are subject to risk.

See Notes to the Schedule of Investments

Notes to Schedules of Investments (Unaudited):

(1)          Valuation of Investments

All Weitz Funds, excluding Government Money Market Fund

Investments are carried at value determined using the following valuation methods:

•          Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•          Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•          Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•          The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•          The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•          The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)          Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Nebraska Tax-Free Income, Short-Intermediate Income and Government Money Market Funds. The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III and Balanced Funds is $1,246,976,635, $716,758,620, $222,978,097, $234,558,191 and $70,268,293, respectively.

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Nebraska Tax-Free Income	Short- Intermediate Income

Appreciation	$83,632,220	$6,433,883	$6,484,793	$6,731,222	$1,365,676	$748,007	$3,305,425
Depreciation	(446,412,537)	(261,822,746)	(90,857,710)	(85,987,002)	(18,561,572)	(1,233,966)	(4,805,262)

Net	$(362,780,317)	$(255,388,863)	$(84,372,917)	$(79,255,780)	$(17,195,896)	$(485,959)	$(1,499,837)

(3)           Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at December 31, 2008, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III

Adelphia Communications Corp. CL A	7/25/02	$494,900	$300,300	$—	$—
CIBL, Inc.	9/09/96	—	—	94,596	—
Continental Resources	1/28/87	—	—	—	43,750
Intelligent Systems Corp.	12/03/91	—	—	—	1,926,506
LICT Corp.	9/09/96	—	—	2,525,794	—

Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,620,390	$1,970,256

Value		$0	$0	$3,041,130	$1,206,099

Percent of net assets		0.0%	0.0%	2.2%	0.8%

(4)          Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

	Value

Name of Issuer	Number of Shares Held March 31, 2008	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2008	Value Dec. 31, 2008	Dividend Income	Realized Gains/(Losses)

Redwood Trust, Inc.	2,382,100	253,600	75,700	2,560,000	$38,169,600	$5,417,775	$(1,806,365)

	Partners Value

Name of Issuer	Number of Shares Held March 31, 2008	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2008	Value Dec. 31, 2008	Dividend Income	Realized Gains/(Losses)

Daily Journal Corp.	116,000	—	—	116,000	$3,973,000	$—	$—
Redwood Trust, Inc.*	2,045,515	—	447,215	1,598,300	23,830,653	4,160,100	(10,715,611)

Totals					$27,803,653	$4,160,100	$(10,715,611)

	Partners III

Name of Issuer	Number of Shares Held March 31, 2008	Gross Additions	Gross Reductions	Number of Shares Held Dec. 31, 2008	Value Dec. 31, 2008	Dividend Income	Realized Gains/(Losses)

Intelligent Systems Corp.	883,999	—	2,000	881,999	$926,099	$—	$(997)

* Company was considered a non-controlled affiliate at March 31, 2008, but as of December 31, 2008, they are no longer a non-controlled affiliate.

(5)           Fair Value Measurements

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year ending March 31, 2009. SFAS 157 defines fair value and establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Funds’ assets and liabilities carried at fair value:

Value

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$876,851,166	$7,345,152	$—	$884,196,318
Liabilities:
Options written	$—	$(1,771,685)	$—	$(1,771,685)

Partners Value

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$457,396,757	$3,973,000	$—	$461,369,757
Liabilities:
Options written	$—	$(377,500)	$—	$(377,500)

Hickory

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$135,564,050	$2,538,630	$502,500	$138,605,180
Liabilities:
Options written	$—	$(4,500)	$—	$(4,500)

Partners III

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$153,186,123	$1,836,288	$280,000	$155,302,411
Liabilities:
Options written	$—	$(141,250)	$—	$(141,250)
Securities sold short	$(34,522,500)	$—	$—	$(34,522,500)

Balanced

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$33,374,968	$19,697,429	$—	$53,072,397

Nebraska Tax-Free Income

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$1,702,506	$51,843,446	$—	$53,545,952

Short-Intermediate Income

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$9,656,741	$139,223,102	$—	$148,879,843

Government Money Market

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$114,743,791	$—	$—	$114,743,791

At December 31, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Hickory	Partners III
	Investments in Securities	Investments in Securities

Beginning balance, March 31, 2008	$502,500	$280,000
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—

Ending balance, December 31, 2008	$502,500	$280,000

Net change in unrealized appreciation (depreciation) Attributable to assets still held at end of period	$—	$—

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz

Wallace R. Weitz

President (Principal Executive Officer)

Date:	February 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll

Kenneth R. Stoll

Principal Financial Officer

Date:	February 2, 2009